Taxes on Income - Uncertain Tax Positions - Tabular Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits as of January 1	$ 22,464	$ 22,152	$ 19,097
Decrease in unrecognized tax benefits taken in prior periods	(1,174)
Increase in unrecognized tax benefits taken in prior periods		1,002	2,025
Increase in unrecognized tax benefits taken in current period	953	2,915	3,095
Decrease in unrecognized tax benefits due to lapse of statute of limitations	(2,378)	(1,527)	(2,024)
Decrease in unrecognized tax benefits due to audit settlements	(2,509)	(1,104)	(1,635)
Increase in unrecognized tax benefits due to acquisition	0	0	597
Decrease due to foreign exchange rates	(1,016)	(974)
Increase due to foreign exchange rates			997
Unrecognized tax benefits as of December 31	$ 16,340	$ 22,464	$ 22,152